Other assets (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Other assets
Energy well equipment, net	$ 4.8	$ 9.3
Right-of-use assets, net	2.1	2.5
Furniture and fixtures, net	0.4	0.4
Debt issue costs	1.5	1.9
Other assets	$ 8.8	$ 14.1